DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Due From Related Parties not part of disposal group	$ 13,516	$ 44,722
Included in assets of a disposal group held for sale (Note 39)	0	(17,724)
Receivables due from related parties	13,516	26,998
Due from related parties [Member]
Trade and other receivables [abstract]
- non-interest bearing - trade	0	22
-interest bearing-non-trade	0	15,215
Due from joint ventures [Member]
Trade and other receivables [abstract]
- non-interest bearing - non-trade	4,300	2,597
-interest bearing-non-trade	$ 9,216	$ 26,888